Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (Or Its Equivalent) for Other Post Retirement Plan Investments) (Detail) - Foreign Offices and Subsidiaries, Other Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 8,284		¥ 7,564
Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[1]	¥ 8,284		¥ 7,564
MUAH [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)			¥ 441		¥ 1,953
MUAH [Member] | Other Investment Funds [Member] | Pooled Separate Account with Variable Life Insurance Policies [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)			¥ 5,545		¥ 5,611

[1]	Other investment funds of the foreign offices and subsidiaries include mutual funds and pooled separate accounts with variable life insurance policies of ¥1,953 million and ¥5,611 million, respectively, which were held by MUAH at December 31, 2015 and ¥441 million and ¥5,545 million, respectively, at December 31, 2016.